Revenue from contracts with customers (Tables)	6 Months Ended
Dec. 31, 2024
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Sponsorship	42,949	39,156	94,709	95,322
Retail, merchandising, apparel & product licensing	42,129	32,606	75,647	66,821
Commercial	85,078	71,762	170,356	162,143
Domestic competitions	49,700	59,734	76,780	89,678
European competitions	10,802	45,177	12,773	52,692
Other	1,160	1,529	3,369	3,417
Broadcasting	61,662	106,440	92,922	145,787
Matchday	51,960	47,554	78,487	74,922
	198,700	225,756	341,765	382,852

Schedule of assets and liabilities related to contracts with customers

Current
contract assets
– accrued
revenue
£’000
At 1 July 2023	43,332
Recognized in revenue during the period	105,882
Cash received/amounts invoiced during the period	(87,395)
At 31 December 2023	61,819
Recognized in revenue during the period	38,994
Cash received/amounts invoiced during the period	(61,035)
At 30 June 2024	39,778
Recognized in revenue during the period	94,657
Cash received/amounts invoiced during the period	(74,588)
At 31 December 2024	59,847

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2023	(169,624)	(6,659)	(176,283)
Recognized in revenue during the period	134,384	—	134,384
Cash received/amounts invoiced during the period	(115,803)	—	(115,803)
Reclassified to non-current during the period	1,400	(1,400)	—
At 31 December 2023	(149,643)	(8,059)	(157,702)
Recognized in revenue during the period	126,256	—	126,256
Cash received/amounts invoiced during the period	(172,529)	—	(172,529)
Reclassified to current during the period	(2,712)	2,712	—
At 30 June 2024	(198,628)	(5,347)	(203,975)
Recognized in revenue during the period	146,080	—	146,080
Cash received/amounts invoiced during the period	(111,975)	—	(111,975)
Reclassified to current during the period	(1,201)	1,201	—
At 31 December 2024	(165,724)	(4,146)	(169,870)